INTANGIBLE ASSETS - Summary of reconciliation of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 232	$ 241
Amortization	(14)	(9)
Ending balance	$ 218	$ 232